FAIR VALUE MEASUREMENTS - Reconciliation of our assets and liabilities measured at fair value using Level 3 inputs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair value, liabilities measured on recurring basis
Additional RJZ settlement amount	$ (1,024,000)	$ (1,024,000)
Contingent consideration	206,000	417,163
Derivative liabilities
Fair value, assets measured on recurring basis
Beginning balance	(234,389)	(4,229,478)
Settlement through issuance of Company's common stock		4,360,247
Ending balance		(234,389)
Fair value, liabilities measured on recurring basis
Beginning balance	(234,389)
Change in fair value	(39,313)
Ending balance	(273,702)	(234,389)
3(a)(10) Settlement Agreement
Fair value, assets measured on recurring basis
Beginning balance	(3,634,000)
Issuances		(11,624,000)
Settlement through issuance of Company's common stock		8,711,829
Ending balance		(3,634,000)
Fair value, liabilities measured on recurring basis
Beginning balance	(3,634,000)
Change in fair value	(34,000)
Ending balance	(3,668,000)	(3,634,000)
Contingent consideration
Fair value, assets measured on recurring basis
Beginning balance	(330,226)	(434,174)
Ending balance		(330,226)
Fair value, liabilities measured on recurring basis
Beginning balance	(330,226)
Ending balance	(330,226)	(330,226)
Reclass from level 3		(215,612)
Convertible debt
Fair value, assets measured on recurring basis
Beginning balance	(5,321,303)	(8,542,323)
Cash payment/(receipt)		637,500
Issuances		(8,762,250)
Settlement through issuance of Company's common stock		11,276,082
Ending balance		(5,321,303)
Fair value, liabilities measured on recurring basis
Beginning balance	(5,321,303)
Cash payment/(receipt)	1,023,187
Issuances	(3,292,400)
Commitment shares issued	178,485
Settlement through issuance of Company's common stock	1,841,593
Loss on issuance of financial instruments	(72,600)	(45,250)
Change in fair value	(546,811)
Ending balance	$ (6,189,849)	(5,321,303)
Forward purchase agreement
Fair value, assets measured on recurring basis
Beginning balance		1,471,000
Cash payment/(receipt)		$ (500,000)